New standards and interpretations adopted January 1, 2018	12 Months Ended
Dec. 31, 2018
New Standards And Interpretations Adopted January 1 2018 Schedule Of Operating Lease Commitment
New standards and interpretations adopted January 1, 2018
3	New standards and interpretations adopted January 1, 2018

IFRS 9, Financial Instruments

Effective January 1, 2018, the Corporation was required to adopt IFRS 9. IFRS 9 replaces the provisions of IAS 39, Financial instruments: recognition and measurement (“IAS 39”) that relate to the recognition, classification, and measurement of financial assets and financial liabilities, derecognition of financial instruments and impairment of financial assets.

Prior to January 1, 2018, all of the Corporation’s financial instruments were measured using the amortized cost model. At the date of adoption, the Corporation’s financial assets consisted of amounts receivable from collaborative partners for shared clinical costs, and financial liabilities consisted of trade payables and long-term debt arrangements. There is no difference between the categorization of these financial assets and financial liabilities under IFRS 9 and IAS 39 and, accordingly, all such assets and liabilities continue to be measured using the amortized cost model.

The Corporation was required to revise its impairment methodology for financial assets under IFRS 9, and now applies the simplified approach to measuring the new concept of expected credit losses, which uses a lifetime expected loss allowance for all trade receivables. Management determined that the effect of applying this model to its financial assets is immaterial and, therefore, no adjustment has been made to the loss allowance as at January 1, 2018.

There was no impact on the January 1, 2018 statement of financial position as a result of the adoption of this standard.

IFRS 15, Revenue from contracts with customers

The Corporation was required to adopt IFRS 15 effective January 1, 2018. The modified retrospective method was applied for transition to this standard, under which the cumulative impact of initially applying the standard is recognized as an adjustment to the opening balance of retained earnings. The Corporation also elected to apply the practical expedient whereby contracts that were completed at the beginning of the earliest period presented need not be considered for restatement.

The Corporation currently generates revenue from providing formulation services to its collaborative partners. No adjustment to opening retained earnings was required as a result of the adoption of this standard based on management’s analysis of the performance obligations related to existing contracts of the Corporation. Refer to note 4 for further details on the Corporation’s revenue recognition policies.

IFRS 16, Leases

The Corporation also early adopted IFRS 16, Leases (“IFRS 16”) effective January 1, 2018. IFRS 16 was applied using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2018. The details of the change in accounting policy are disclosed below.

Previously, at the inception of a contract, the Corporation determined whether an arrangement contains a lease under IAS 17. Under IFRS 16, the Corporation assesses whether a contract is or contains a lease based on the definition of a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Corporation assesses whether:

  the contract involves the use of an identified asset, specified either explicitly or implicitly, that is physically distinct, and usage represents substantially all of the capacity of the asset;

  the Corporation has the right to obtain substantially all of the economic benefits from use of the asset; and

  the Corporation has the right to direct use of the asset, which is evidenced by decision-making rights to direct how and for what purpose the asset is used.

The Corporation recognizes an asset and a lease liability at the lease commencement date.

The asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any incentives received. The asset is subsequently depreciated using the declining balance method from the commencement date to the earlier of the end of the useful life of the asset or the end of the lease term. The estimated useful lives of leased assets are determined on the same basis as those of property and equipment. The carrying amount of the leased asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability, if any.

The lease liability is initially measured at the present value of future lease payments, discounted using the interest rate implicit in the lease, or, if that rate cannot be readily determined, the Corporation’s incremental borrowing rate. Generally, the Corporation uses its incremental borrowing rate as the discount rate. The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured if the Corporation changes its assessment of whether it will exercise a purchase, extension, or termination option. If the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the leased asset, or is recorded in the consolidated statement of loss and comprehensive loss if the carrying value of the leased asset is zero.

The Corporation has elected not to recognize assets and lease liabilities for short-term leases with a term of 12 months or less, and leases of low value assets.

The lease payments associated with these leases are recognized as an expense in the consolidated statement of loss and comprehensive loss over the lease term. Low value assets consist primarily of computers and IT equipment.

This policy is applied for contracts entered into, or changed, on or after January 1, 2018.

For contracts entered into before January 1, 2018, the Corporation determined whether the arrangement was or contained a lease based on the assessment of whether:

  fulfilment of the arrangement was dependent on the use of specific assets; and

  the arrangement conveyed a right to use the asset. An arrangement conveyed the right to use the asset if the Corporation had the ability to control physical access to the asset and how and for what purpose the asset was used.

Under IAS 17, leases that transferred substantially all the risks and rewards of ownership were classified as finance leases. When this was the case, the leased assets were measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. The Corporation did not have any leases that were classified as finance leases under IAS 17.

All other leases were classified as operating leases and were not recognized in the Corporation’s statement of financial position. Payments made under operating leases were recognized in the consolidated statement of loss and comprehensive loss over the term of the lease.

Application expedients and impact on financial statements

On transition to IFRS 16, the Corporation elected to apply the practical expedient to grandfather the assessment of which transactions are leases. IFRS 16 was applied only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 were not reassessed for whether there is a lease.

The Corporation used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

  Applied a single discount rate to a portfolio of leases with similar characteristics;

  Applied the exemption not to recognize assets and lease liabilities for leases with less than 12 months of lease term remaining at the application date; and

  Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

On transition, the Corporation applied section C8(b)(ii) of the standard and recognized leased assets at an amount equal to the lease liability, adjusted for prepaid or accrued lease payments recognized before initial application, of which there were none.

As a result, $87 of leased assets in property and equipment and $87 of lease liabilities were recognized at January 1, 2018. When measuring lease liabilities, the Corporation discounted lease payments using its incremental borrowing rate at the date of adoption. The rate applied is 11%.

$

Operating lease commitment as at December 31, 2017[1]	275

Recognition exemption for:
Short-term leases	(131)
Leases of low value assets	(14)

Commitments attributable to non-lease components	(65)

Extension option reasonably certain to be recognized[2]	51

116

Discounted using the incremental borrowing rate at January 1, 2018	(29)

Lease liability recognized at January 1, 2018	87

1 Does not include $2,262 related to new office space for which the lease commencement date was June 1, 2018.
2 The Corporation has applied the transitional provision of IFRS 16 that allows the use of hindsight in determining the lease term if the contract contains an option to extend the lease.

The leased assets and liabilities recognized are for the Corporation’s office spaces that were previously classified as operating leases. These leases typically run for periods of five to ten years, and include an option to renew the lease for an additional period. When reasonably certain that the Corporation will exercise the extension option, the lease payments for the extension have been included in determining the value of the leased asset and liability shown above. Some leases also provide for additional rent payments that relate to property taxes levied on the lessor and operating expense payments made by the lessor; these amounts are generally determined annually and are expensed through the consolidated statement of loss and comprehensive loss.